Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,553	4,597
Redeemable	3,639	4,297
Total fair value	8,192	8,894
Unfunded commitments	981	1,273
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	2,169	1,958
Redeemable attributable to non-controlling interest	112	107
Unfunded commitments attributable to non-controlling interest	503	418
Fair value of investments valued at an amount other than net asset value where it is probable they will be sold	287
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	155	179
Redeemable	3,204	3,737
Total fair value	3,359	3,916
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	126	127
Redeemable	18	38
Total fair value	144	165
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	29	52
Redeemable	3,275	3,810
Total fair value	3,304	3,862
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	52.00%	57.00%
Percentage of investment subject to monthly redemption	18.00%	13.00%
Percentage of investment subject to quarterly redemption	11.00%	13.00%
Percentage of investment subject to annual redemption	18.00%	17.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(89)	(111)
Total fair value	(89)	(111)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,398	4,418
Redeemable	435	560
Total fair value	4,833	4,978
Unfunded commitments	981	1,273
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	46	75
Redeemable	435	560
Total fair value	481	635
Unfunded commitments	55	203
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	23.00%	19.00%
Percentage of investment subject to quarterly redemption	54.00%	66.00%
Percentage of investment subject to annual redemption	17.00%	11.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,980	3,958
Redeemable	0	0
Total fair value	3,980	3,958
Unfunded commitments	926	1,070
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	372	385
Redeemable	0	0
Total fair value	372	385
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	40	69
Redeemable	218	364
Total fair value	258	433
Unfunded commitments	22	157
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	111	97
Redeemable	0	0
Total fair value	111	97
Unfunded commitments	3	17
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	3
Redeemable	32	43
Total fair value	35	46
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,617	2,633
Redeemable	0	0
Total fair value	2,617	2,633
Unfunded commitments	594	724
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	406	382
Redeemable	0	0
Total fair value	406	382
Unfunded commitments	134	131
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	3
Redeemable	185	153
Total fair value	188	156
Unfunded commitments	33	46
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	846	846
Redeemable	0	0
Total fair value	846	846
Unfunded commitments	195	198